Annual Total Returns- SmartRetirement Blend 2050 Fund (R2 R3 R4 R5 R6 Shares) [BarChart] - R2 R3 R4 R5 R6 Shares - SmartRetirement Blend 2050 Fund - Class R6	2013	2014	2015	2016	2017	2018	2019	2020
Total	21.06%	6.97%	(1.13%)	8.77%	20.53%	(8.27%)	24.62%	13.39%